MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

September 1, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on Behalf of MFS® Lifetime® Retirement Income Fund, MFS® Lifetime® 2010 Fund, MFS® Lifetime® 2020 Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2040 Fund and MFS® Lifetime® 2050 Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 25, 2011.

Please call the undersigned at (617) 954-4340 or Keli Davis at (617) 954-5873 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
enclosure